Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2023	2022	2023	2022
Surgical
Implantables	437	444	864	899
Consumables	714	644	1,370	1,245
Equipment/other	231	208	452	411
Total Surgical net sales to third parties	1,382	1,296	2,686	2,555
Vision Care
Contact lenses	594	547	1,209	1,104
Ocular health	426	357	840	716
Total Vision Care net sales to third parties	1,020	904	2,049	1,820
Total net sales to third parties	2,402	2,200	4,735	4,375
Vision Care other revenues	20	17	39	31
Total net sales and other revenues	2,422	2,217	4,774	4,406
Segment contribution and reconciliation to income before taxes

	Three months ended June 30		Six months ended June 30
($ millions)	2023	2022	2023	2022
Segment contribution
Surgical	407	348	788	720
Vision Care	174	147	373	317
Total segment contribution	581	495	1,161	1,037
Not allocated to segments:
Amortization of intangible assets	(187)	(162)	(377)	(324)
Impairment charges on intangible assets	—	(61)	—	(61)
General & administration (corporate)	(74)	(70)	(142)	(132)
Transformation costs	(26)	(9)	(52)	(24)
Fair value adjustments to contingent consideration liabilities	—	7	—	7
Integration related costs	(8)	(4)	(14)	(9)
Other	(16)	4	(38)	(48)
Operating income	270	200	538	446
Interest expense	(48)	(31)	(95)	(60)
Other financial income & expense	(9)	(22)	(17)	(39)
Income before taxes	213	147	426	347

Disclosure of geographical areas
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2023		2022		2023		2022
United States	1,105	46%	990	45%	2,183	46%	1,929	44%
International	1,297	54%	1,210	55%	2,552	54%	2,446	56%
Net sales to third parties	2,402	100%	2,200	100%	4,735	100%	4,375	100%
(1) Net sales to third parties by location of third-party customer.